Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

On March 18, 2019, the Board of Director approved a special cash dividend of US$0.0333 per ordinary share on its outstanding shares to shareholders of record as of the close of trading on March 28, 2019.

Holders of ADSs, each representing three ordinary shares of the Company, are accordingly entitled to a cash dividend of US$0.10 per ADS.